Commitments - Summary of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 482
2022	482
Total	$ 964